Note 3 - Inventory (Details) - The components of inventories In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
The components of inventories [Abstract]
Network equipment purchased for resale	$ 3,727	¥ 350,976	¥ 287,786
Work in process	10,097	950,708	464,289
Total inventories	$ 13,824	¥ 1,301,684	¥ 752,075